Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
5.	Inventories:
As of December 31, 2025 and 2024, inventories amounted to $1,634 and $1,693, respectively, in the accompanying consolidated balance sheets related to lubricants.